Related party transactions (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties
The following tables summarize transactions and balances with related parties:

	For the six months ended June 30, 2022					For the six months ended June 30, 2021
(€ thousands)	Revenues	Other income	Costs(1) (2)	Write downs and other provisions	Financial income/(expenses)	Revenues	Other income	Costs(1) (2)	Write downs and other provisions	Financial income/(expenses)
Associates
Tom Ford International LLC	16,743	—	4,009	—	36	8,858	—	2,408	—	120
Filati Biagioli Modesto S.p.A.	7	—	1,590	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	—	—	(3)	—	—	3	—	—	—	—
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate S.r.l.(3)	6	—	3,930	—	—	—	—	—	—	—
G. Schneider S.p.A.	—	—	2,703	—	—	10	—	3,017	—	—
Alan Real Estate S.A.(3)	—	—	1,247	—	—	—	—	—	—	—
Agnona S.r.l.	35	—	250	—	—	642	461	83	4,020	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (4)	4	—	455	—	(10)	3	—	126	—	20
Other related parties connected to directors and shareholders	—	—	1,033	—	—	—	—	1,197	—	—
Total transactions with related parties	16,795	—	15,214	—	26	9,516	461	6,831	4,020	140
Total for Zegna Group	728,993	6,037	349,858	654	(26,064)	603,340	5,367	299,317	3,174	15,846
__________________
(1)Costs with Tom Ford include royalties amounting to €2,074 thousand for the six months ended June 30, 2022 (€1,564 thousand for the six months ended June 30, 2021).
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

The following table summarizes transactions with related parties for the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the year ended December 31,
	2021					2020				2019
	Revenues	Costs(1) (2)	Personnel costs	Write down and other provisions(3)	Financial income (expenses)	Revenues	Costs(1) (2)	Personnel costs	Financial income (expenses)	Revenues	Costs(1) (2)	Personnel costs	Financial income (expenses)
Associates
Tom Ford	23,047	7,730	—	—	596	25,088	7,673	—	471	29,499	8,958	—	1,847
Filati Biagioli Modesto S.p.A.	49	177	—	—	—	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	—	—	—	—	—	4	2	—	—	4	2	—	—
Total associates	23,096	7,907	—	—	596	25,092	7,675	—	471	29,503	8,960	—	1,847
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
G. Schneider S.p.A.	20	5,623	—	—	—	217	6,683	—	—	10	9,815	—	—
Agnona S.r.l.	373	(485)	—	6,150	—	—	—	—	—	—	—	—	—
Disposition entities(4)	58	1,566	—	—	—	—	—	—	—	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	9	491	—	—	(40)	13	450	—	(44)	11	1,364	—	(44)
Total companies controlled by Monterubello or its shareholders, Zegna directors or senior management	460	7,195	—	6,150	(40)	230	7,133	—	(44)	21	11,179	—	(44)
Other related parties connected to directors and shareholders	—	—	1,284	—	(20,675)	—	33	860	—	—	39	1,014	—
Total transactions with related parties	23,556	15,102	1,284	6,150	(20,119)	25,322	14,841	860	427	29,524	20,178	1,014	1,803
Total for Zegna Group	1,292,402	663,238	367,762	19,487	2,066	1,014,733	537,495	282,659	(13,720)	1,321,327	681,498	331,944	(15,431)
_________________
(1)Costs with Tom Ford include royalties amounting to Euro 4,081 thousand, Euro 4,095 thousand and Euro 4,721 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Includes Euro 6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as Euro 144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (which was subsequently disposed of as part of the Disposition).
(4)Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
Summary of Balances with Related Parties

	At June 30, 2022				At December 31, 2021
(€ thousands)	Trade receivables	Other financial assets	Financial liabilities(1)	Other liabilities(2)	Trade receivables	Other financial assets	Other current assets(3)	Financial liabilities(1)	Other liabilities(2)
Associates
Tom Ford International LLC	11,116	1,632	—	489	20,939	1,497	—	—	344
Filati Biagioli Modesto S.p.A.	—	2,200	—	1,066	59	—	—	—	63
Pelletteria Tizeta S.r.l.	3	—	—	—	—	—	—	—	—
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Agnona S.r.l.	738	—	33	270	642	—	—	—	122
G. Schneider S.p.A.	—	—	—	943	12	—	—	—	516
EZ Real Estate S.r.l.(4)	13	—	—	1,590	238	—	—	—	1,248
61 West 23rd Street LLC (4)	25	—	—	—	7	—	—	—	—
Alan Real Estate S.A.(4)	—	—	—	35	3	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (5)	1	—	—	261	13	—	10,923	5,000	242
Other related parties connected to directors and shareholders	—	—	—	236	500	—	—	—	171
Total transactions with related parties	11,896	3,832	33	4,890	22,413	1,497	10,923	5,000	2,706
Total for Zegna Group	168,637	359,788	493,539	421,582	160,360	375,752	68,773	639,033	389,656
__________________
(1)Includes non-current borrowings and other non-current financial liabilities.
(2)Includes trade payables and customer advances, employee benefits and other current liabilities.
(3)On December 20, 2021, the Group announced that the Zegna family decided to grant a €1,500 special gift to each employee of the Zegna group, amounting to a total of €10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.

The following table summarizes balances with related parties at December 31, 2021 and 2020.

(Euro thousands)	At December 31, 2021					At December 31, 2020
	Trade receivables	Other financial assets	Other current assets(1)	Financial liabilities(2)	Other liabilities(3)	Trade receivables	Other financial assets	Financial liabilities(2)	Other liabilities(3)
Associates
Tom Ford	20,939	1,497	—	—	344	23,453	1,198	—	136
Filati Biagioli Modesto S.p.A.	59	—	—	—	63	—	—	—	—
Total associates	20,998	1,497	—	—	407	23,453	1,198	—	136
Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	10,923	—	—	—	—	—	—
G. Schneider S.p.A.	12	—	—	—	516	18	—	—	323
Agnona S.r.l.	642	—	—	—	122	—	—	—	—
PKB Privatbank AG	—	—	—	5,000	—	—	—	5,000	—
Disposition entities(4)	248	—	—	—	1,248	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	13	—	—	—	242	2	94	—	51
Total Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management	915	—	10,923	5,000	2,128	20	94	5,000	374
Other related parties connected to directors and shareholders	500	—	—	—	171	—	—	2,146	61
Total originating from related parties	22,413	1,497	10,923	5,000	2,706	23,473	1,292	7,146	571
Total for Zegna Group	160,360	375,752	68,773	639,033	389,656	138,829	399,426	779,690	294,326
_________________
(1)On December 20, 2021, the Group announced that the Zegna family decided to grant a Euro 1,500 special gift to each employee of the Zegna group, amounting to a total of Euro 10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(2)Includes non-current borrowings at December 31, 2021 and non-current borrowings and other non-current financial liabilities at December 31, 2020.
(3)Includes trade payables and customer advances, employee benefits and other current liabilities.
(4)Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC
(5)Includes transactions with Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.